Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
C000252256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	First Trust WCM Focused Global Growth Fund - Institutional Class
Account Value	$ 35,154	$ 35,154	$ 35,154	$ 31,175	$ 26,829	$ 24,815	$ 21,217	$ 20,944	$ 30,561	$ 28,671	$ 26,614	$ 20,665	$ 19,073	$ 18,093	$ 14,260	$ 15,351	$ 14,725	$ 13,449	$ 11,547	$ 11,561	$ 11,125	$ 10,798	$ 10,000
Average Annual Return, Percent	31.03%	13.01%	13.40%
C000252257 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	First Trust WCM Focused Global Growth Fund - Investor Class
Account Value	$ 34,330	$ 34,330	$ 34,330	30,480	26,272	24,335	20,830	20,591	30,082	28,253	26,256	20,422	18,868	17,917	14,139	15,262	14,655	13,406	11,512	11,527	11,100	10,781	10,000
Average Annual Return, Percent	30.67%	12.72%	13.13%
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Account Value	$ 24,183	$ 24,183	$ 24,183	$ 22,907	$ 20,581	$ 19,189	$ 16,842	$ 16,467	$ 20,631	$ 19,546	$ 17,405	$ 14,035	$ 14,971	$ 13,745	$ 11,826	$ 12,999	$ 13,056	$ 11,740	$ 10,531	$ 9,883	$ 9,763	$ 10,266	$ 10,000
Average Annual Return, Percent	17.49%	10.06%	9.23%